Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 2,246	€ 2,401
Liabilities	6,386	7,668
Nominal amount	99,106	95,386
Fair value changes used for hedge effectiveness	1,917	(6,300)
Hedge ineffectiveness	€ 140	€ (279)